financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 4,313	$ 3,871
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	848	535
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	2,716	2,187
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	707	1,065
Derivatives
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 42	$ 84